Provisions - Provisions by Segment (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions	€ 2,128	€ 1,894
Dismantling of assets
Disclosure of other provisions [line items]
Other provisions	577	677	€ 943
Telefónica Spain | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	21	6
Telefónica Germany | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	396	503
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	879	686
Telefónica Brazil | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	60	64
Telefónica Hispam | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	100	99
Other companies | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	€ 0	€ 5